Nature of business and summary of significant accounting policies: (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Nature of business [Line Items]
Escrow Deposit Maturity Period	25 years
Advertising Expense	$ 100,000	$ 3,800,000
Cash, FDIC Insured Amount	250,000
Cash, Uninsured Amount	$ 100,000	$ 3,400,000
Minimum [Member]
Nature of business [Line Items]
Property, Plant and Equipment, Estimated Useful Lives	3 years
Maximum [Member]
Nature of business [Line Items]
Property, Plant and Equipment, Estimated Useful Lives	7 years
Patents and Licensing Cost [Member]
Nature of business [Line Items]
Finite-Lived Intangible Assets, Remaining Amortization Period	17 years
Packaging Design Cost [Member]
Nature of business [Line Items]
Finite-Lived Intangible Assets, Remaining Amortization Period	5 years